Financial instruments - Summary of Income and Expenses Related to Financial Instruments in the Financial Services Segment (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income
Dividend income	¥ 8	¥ 70
Financial Services [Member]
Income
Net gains (losses) recognized in profit or loss	142,265	333,717	¥ 449,449
Total interest income	245,603	212,845	195,213
Dividend income	195	85	2
Expenses
Total interest expenses	29,774	3,838	4,577
Impairment losses (gains) on financial assets	152	43	3
Financial Services [Member] | Financial liabilities measured at AC [member]
Income
Net gains (losses) recognized in profit or loss	(58,484)	(49,110)	(5,569)
Expenses
Total interest expenses	29,774	3,838	4,577
Financial Services [Member] | Financial instruments required to be measured at FVPL [member]
Income
Net gains (losses) recognized in profit or loss	47,709	225,922	412,957
Financial Services [Member] | Financial instruments designated to be measured at FVPL [member]
Income
Net gains (losses) recognized in profit or loss	(2,493)	(6,673)	4,936
Financial Services [Member] | Financial assets measured at AC [member]
Income
Net gains (losses) recognized in profit or loss	14,944	14,765	(14,069)
Total interest income	47,054	32,839	26,141
Expenses
Impairment losses (gains) on financial assets	144	19	(15)
Financial Services [Member] | Debt instruments measured at FVOCI [member]
Income
Net gains (losses) recognized in profit or loss	140,589	148,813	51,194
Total interest income	198,549	180,006	169,072
Expenses
Impairment losses (gains) on financial assets	8	24	18
Financial Services [Member] | Equity instruments measured at FVOCI [member]
Income
Dividend income	¥ 195	¥ 85	¥ 2